VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 94.4%
Argentina : 3.0%
MercadoLibre, Inc.
2.38%, 01/14/26 $ 525 $ 498,471
3.12%, 01/14/31 875 762,315
Pampa Energia SA 144A
7.50%, 01/24/27 925 916,577
9.12%, 04/15/29 425 434,726
Pan American Energy LLC
144A
8.50%, 04/30/32 550 574,073
9.12%, 04/30/27 460 478,745
Telecom Argentina SA 144A
9.50%, 07/18/31 750 744,100
Transportadora de Gas del
Sur SA 144A
8.50%, 07/24/31 650 656,267
YPF Energia Electrica SA
144A
10.00%, 07/25/26 575 576,872
YPF SA 144A
6.95%, 07/21/27 1,125 1,037,229
7.00%, 09/30/33 (s) 825 748,704
7.00%, 12/15/47 780 576,574
8.50%, 06/27/29 562 534,021
9.00%, 02/12/26 (s) 808 820,893
9.00%, 06/30/29 (s) 1,050 1,055,282
9.50%, 01/17/31 1,175 1,209,627
11,624,476
Austria : 0.1%
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 250 230,335
Underline
Azerbaijan : 1.0%
Southern Gas Corridor CJSC
144A
6.88%, 03/24/26 † 2,800 2,828,175
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,075 1,113,221
3,941,396
Bahrain : 0.9%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,400 1,450,948
8.38%, 11/07/28 650 699,705
BBK BSC Reg S
6.88%, 06/06/29 700 707,164
Mumtalakat Sukuk Holding
Co. Reg S
4.10%, 01/21/27 800 761,060
3,618,877
Bermuda : 0.3%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ 364 27,275
Investment Energy
Resources Ltd. 144A
Par
(000’s) Value
Bermuda (continued)
6.25%, 04/26/29 $ 1,000 $ 965,393
992,668
Brazil : 6.5%
Adecoagro SA 144A
6.00% (Term SOFR USD 3
Month+1.85%), 09/21/27 700 683,483
Amaggi Luxembourg
International Sarl 144A
5.25% (Term SOFR USD 3
Month+1.85%), 01/28/28 500 479,519
Arcos Dorados Holdings, Inc.
144A
5.88%, 04/04/27 550 544,424
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 375 334,111
Banco BTG Pactual SA 144A
2.75% (Term SOFR USD 3
Month+1.85%), 01/11/26 350 334,643
Banco do Brasil SA/Cayman
144A
6.00%, 03/18/31 † 450 451,102
Braskem America Finance
Co. 144A
7.12%, 07/22/41 375 346,530
Braskem Idesa SAPI 144A
7.45% (Term SOFR USD 3
Month+1.85%), 11/15/29 1,225 986,863
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 775 716,830
4.50%, 01/31/30 950 822,122
5.88%, 01/31/50 500 372,016
8.50% (US Treasury
Yield Curve Rate T 5
Year+8.22%), 01/23/81 350 353,245
Brazil Minas SPE via State of
Minas Gerais 144A
5.33%, 02/15/28 302 299,514
BRF SA 144A
4.88%, 01/24/30 325 297,968
5.75% (Term SOFR USD 3
Month+1.85%), 09/21/50 425 333,753
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 475 436,690
Cosan Luxembourg SA 144A
5.50%, 09/20/29 425 404,433
7.00%, 01/20/27 250 248,466
CSN Inova Ventures 144A
6.75%, 01/28/28 † 925 894,814
Embraer Netherlands
Finance BV
5.40%, 02/01/27 275 275,311
Embraer Netherlands
Finance BV 144A
6.95%, 01/17/28 325 338,017
ERO Copper Corp. 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
6.50%, 02/15/30 † $ 250 $ 244,270
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 325 294,481
5.50%, 01/14/32 225 201,715
Klabin Austria GmbH 144A
3.20%, 01/12/31 325 280,338
5.75%, 04/03/29 425 422,512
7.00%, 04/03/49 478 488,111
MARB BondCo Plc 144A
3.95%, 01/29/31 725 603,197
MV24 Capital BV 144A
6.75%, 06/01/34 572 542,152
Natura &Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 300 272,407
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 300 297,599
7.00%, 05/14/26 450 451,603
Nexa Resources SA 144A
6.50%, 01/18/28 225 229,374
Petrobras Global Finance BV
5.09%, 01/15/30 325 314,821
5.60%, 01/03/31 575 560,955
5.62%, 05/20/43 200 175,072
5.75%, 02/01/29 225 223,120
6.00%, 01/27/28 575 577,848
6.75%, 01/27/41 400 397,732
6.75%, 06/03/50 250 236,890
6.85%, 06/05/15 750 694,098
6.88%, 01/20/40 380 380,722
6.90%, 03/19/49 375 365,467
7.25%, 03/17/44 475 493,128
7.38%, 01/17/27 375 389,397
8.75%, 05/23/26 178 187,206
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 499 449,729
4.95%, 01/17/28 250 239,782
Rio Oil Finance Trust Series
2014-3 144A
9.75%, 01/06/27 196 204,122
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28 297 302,195
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 300 290,916
Samarco Mineracao SA 144A
9.00%, 06/30/31 2,452 2,273,001
Simpar Europe SA 144A
5.20%, 01/26/31 325 267,149
Tupy Overseas SA 144A
4.50%, 02/16/31 250 217,091
Ultrapar International SA
144A
5.25%, 10/06/26 300 294,411
5.25%, 06/06/29 200 194,520
Par
(000’s) Value
Brazil (continued)
Usiminas International Sarl
144A
5.88%, 07/18/26 $ 500 $ 491,989
XP, Inc. 144A
3.25%, 07/01/26 400 377,365
6.75%, 07/02/29 200 203,560
25,083,899
British Virgin Islands : 0.5%
Five Holding Ltd. 144A
9.38%, 10/03/28 500 505,000
New Metro Global Ltd. Reg S
4.50%, 05/02/26 500 333,969
4.62%, 10/15/25 400 305,000
Studio City Co. Ltd. 144A
7.00%, 02/15/27 500 501,250
Wanda Properties Global Co.
Ltd. Reg S
11.00%, 02/13/26 350 302,782
1,948,001
Canada : 1.4%
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 1,850 1,843,040
9.38%, 03/01/29 2,300 2,421,893
Frontera Energy Corp. 144A
7.88%, 06/21/28 550 444,858
Gran Tierra Energy, Inc. 144A
9.50%, 10/15/29 850 807,601
5,517,392
Cayman Islands : 5.2%
Arabian Centres Sukuk II Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.85%), 10/07/26 2,100 1,985,563
Arabian Centres Sukuk III
Ltd. Reg S
9.50%, 03/06/29 200 206,250
Arada Sukuk Ltd. Reg S
8.12%, 06/08/27 1,200 1,221,513
Banco Bradesco SA 144A
4.38% (Term SOFR USD 3
Month+1.85%), 03/18/27 300 294,118
Banco BTG Pactual SA/
Cayman Islands 144A
6.25% (Term SOFR USD 3
Month+1.85%), 04/08/29 250 255,156
Banco do Brasil SA 144A
3.25%, 09/30/26 450 432,945
4.88% (Term SOFR USD 3
Month+1.85%), 01/11/29 350 339,803
6.25% (Term SOFR USD 3
Month+1.85%), 04/18/30 525 536,783
Binghatti Sukuk SPC Ltd.
Reg S
9.62%, 02/28/27 700 714,175
CT Trust 144A
5.12%, 02/03/32 1,100 982,408
Dar Al-Arkan Sukuk Co. Ltd.
Reg S

Par
(000’s) Value
Cayman Islands (continued)
7.75%, 02/07/26 $ 500 $ 504,445
8.00%, 02/25/29 800 828,000
EDO Sukuk Ltd. 144A
5.66%, 07/03/31 1,150 1,157,141
5.88%, 09/21/33 1,400 1,427,559
Ittihad International Ltd.
144A
9.75%, 11/09/28 700 722,355
Kt21 T2 Co. Ltd. Reg S
6.12% (US Treasury
Yield Curve Rate T 5
Year+5.33%), 12/16/31 550 541,002
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 631,260
MAF Global Securities Ltd.
Reg S
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 12/31/99 (o) 800 821,498
Melco Resorts Finance Ltd.
144A
7.62%, 04/17/32 1,100 1,096,121
Nogaholding Sukuk Ltd.
144A
5.25%, 04/08/29 950 923,504
Nogaholding Sukuk Ltd.
Reg S
6.62%, 05/25/33 1,150 1,203,823
Oryx Funding Ltd. 144A
5.80%, 02/03/31 900 897,410
Otel Sukuk Ltd. 144A
5.38%, 01/24/31 700 692,040
PD Sukuk Ltd. Reg S
8.75%, 09/23/25 400 400,998
Poinsettia Finance Ltd. Reg S
6.62%, 06/17/31 410 348,583
Rutas 2 & 7 Finance Ltd.
144A
0.00%, 09/30/36 ^ 625 437,996
Sable International Finance
Ltd. 144A
5.75%, 09/07/27 725 708,091
20,310,540
Chile : 1.6%
AES Andes SA 144A
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 750 767,157
Agrosuper SA 144A
4.60%, 01/20/32 † 725 645,421
CAP SA 144A
3.90%, 04/27/31 450 366,961
Falabella SA 144A
3.38%, 01/15/32 925 773,509
3.75%, 10/30/27 300 282,187
Latam Airlines Group SA
144A
13.38%, 10/15/27 † 650 720,070
Par
(000’s) Value
Chile (continued)
13.38%, 10/15/29 $ 1,025 $ 1,185,529
VTR Comunicaciones SpA
144A
4.38%, 04/15/29 600 517,014
5.12%, 01/15/28 575 521,111
VTR Finance NV 144A
6.38%, 07/15/28 † 650 591,588
6,370,547
China : 4.2%
Bank of Communications Co.
Ltd. Reg S
3.80% (US Treasury
Yield Curve Rate T 5
Year+3.35%), 12/31/99 (o) 4,075 3,986,776
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25 1,000 967,669
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 15,080
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) 8,880 8,502,600
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 600 435,819
4.50%, 01/16/28 800 633,804
MGM China Holdings Ltd.
144A
7.12%, 06/26/31 † 700 709,693
Mianyang Investment
Holding Group Co. Ltd.
Reg S
6.70%, 08/08/25 400 400,001
RKPF Overseas 2019 E Ltd.
Reg S
7.75% (US Treasury
Yield Curve Rate T 5
Year+6.00%), 12/31/99 (o) 200 59,443
West China Cement Ltd.
Reg S
4.95%, 07/08/26 800 658,732
16,369,617
Colombia : 5.5%
Aris Mining Corp. 144A
6.88%, 08/09/26 450 436,945
Banco de Bogota SA 144A
6.25%, 05/12/26 1,550 1,544,358
Canacol Energy Ltd. 144A
5.75%, 11/24/28 700 346,786
Ecopetrol SA
4.62%, 11/02/31 1,095 907,617
5.38%, 06/26/26 1,350 1,334,467
5.88%, 05/28/45 1,800 1,301,431
5.88%, 11/02/51 675 473,808
6.88%, 04/29/30 1,825 1,786,769
7.38%, 09/18/43 708 627,328
8.38%, 01/19/36 1,700 1,692,553

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colombia (continued)
8.62%, 01/19/29 $ 1,100 $ 1,167,665
8.88%, 01/13/33 2,000 2,091,146
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,400 1,239,016
4.38%, 02/15/31 875 737,298
Geopark Ltd. 144A
5.50%, 01/17/27 725 681,062
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,450 1,235,176
Grupo de Inversiones
Suramericana SA 144A
5.50%, 04/29/26 800 788,866
Oleoducto Central SA 144A
4.00%, 07/14/27 550 514,437
Orazul Energy Peru SA 144A
5.62%, 04/28/27 500 478,255
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 750 670,889
Telefonica Celular del
Paraguay SA 144A
5.88%, 04/15/27 700 693,793
Termocandelaria Power Ltd.
144A
7.88%, 01/30/29 613 613,719
21,363,384
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 675 603,079
6.75%, 10/07/31 450 455,936
1,059,015
Cyprus : 0.2%
MHP Lux SA 144A
6.25%, 09/19/29 450 325,413
6.95%, 04/03/26 775 643,866
969,279
Czech Republic : 0.3%
Energo-Pro AS 144A
8.50%, 02/04/27 650 653,416
11.00%, 11/02/28 400 429,948
1,083,364
Dominican Republic : 0.3%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 700 722,729
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 400 374,392
1,097,121
Georgia : 0.4%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 400 402,500
Georgian Railway JSC 144A
4.00%, 06/17/28 775 690,718
Silknet JSC 144A
Par
(000’s) Value
Georgia (continued)
8.38%, 01/31/27 $ 475 $ 473,694
1,566,912
Ghana : 0.2%
Kosmos Energy Ltd. 144A
7.12%, 04/04/26 † 875 865,553
Underline
Guatemala : 0.5%
Banco Industrial SA 144A
4.88% (US Treasury
Yield Curve Rate T 5
Year+4.44%), 01/29/31 450 437,454
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 1,550 1,488,998
1,926,452
Honduras : 0.1%
Inversiones Atlantida SA
144A
7.50%, 05/19/26 475 460,019
Underline
Hong Kong : 6.8%
Bank of East Asia Ltd. Reg S
5.83% (US Treasury
Yield Curve Rate T 5
Year+5.53%), 12/31/99 (o) 1,000 980,555
CAS Capital No 1 Ltd. Reg S
4.00% (US Treasury
Yield Curve Rate T 5
Year+3.64%), 12/31/99 (o) 1,050 995,741
Central Plaza Development
Ltd. Reg S
4.65%, 01/19/26 650 616,831
Champion Path Holdings
Ltd. Reg S
4.50%, 01/27/26 850 816,332
4.85%, 01/27/28 675 619,049
China CITIC Bank
International Ltd. Reg S
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.53%), 12/31/99 (o) 750 717,281
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 12/31/99 (o) 900 886,590
China Oil & Gas Group Ltd.
Reg S
4.70%, 06/30/26 700 655,200
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 500 471,250
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 750 698,489
5.05%, 01/27/27 600 542,735
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 650 503,043
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.58%), 12/31/99 (o) 700 637,387

Par
(000’s) Value
Hong Kong (continued)
Health & Happiness H&H
International Holdings Ltd.
Reg S
13.50%, 06/26/26 $ 400 $ 427,194
Huarong Finance 2017 Co.
Ltd. Reg S
4.25%, 11/07/27 1,700 1,599,530
4.75%, 04/27/27 1,050 1,005,428
4.95%, 11/07/47 550 437,668
Huarong Finance 2019 Co.
Ltd. Reg S
4.50%, 05/29/29 750 692,977
Li & Fung Ltd. Reg S
5.00%, 08/18/25 400 394,250
Melco Resorts Finance Ltd.
144A
5.25%, 04/26/26 725 702,096
5.38%, 12/04/29 1,700 1,536,364
5.62%, 07/17/27 † 825 787,743
5.75%, 07/21/28 1,275 1,197,903
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 12/31/99 (o) 1,050 1,057,940
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 12/31/99 (o) 400 414,290
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 01/26/30 644 265,328
5.20%, 07/12/29 736 309,414
Seaspan Corp. 144A
5.50%, 08/01/29 1,000 901,012
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,589 1,417,001
6.50%, 01/15/28 675 647,300
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.50%, 11/12/29 450 250,580
3.98%, 11/09/27 1,500 941,513
Westwood Group Holdings
Ltd. Reg S
2.80%, 01/20/26 950 904,496
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 750 661,861
Yuexiu REIT MTN Co. Ltd.
Reg S
2.65%, 02/02/26 550 508,926
26,201,297
Hungary : 0.3%
OTP Bank Nyrt Reg S
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33 950 999,567
Underline
Par
(000’s) Value
India : 4.1%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 $ 600 $ 577,161
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 431 357,643
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 1,000 1,010,611
Delhi International Airport
Ltd. 144A
6.12%, 10/31/26 775 774,855
6.45%, 06/04/29 700 705,218
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 550 518,719
HPCL-Mittal Energy Ltd.
Reg S
5.25%, 04/28/27 550 539,667
5.45%, 10/22/26 400 395,000
IRB Infrastructure
Developers Ltd. 144A
7.11%, 03/11/32 800 819,000
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 722 649,665
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 575,292
JSW Steel Ltd. 144A
3.95%, 04/05/27 750 712,354
5.05%, 04/05/32 725 666,358
Manappuram Finance Ltd.
Reg S
7.38%, 05/12/28 400 401,032
Muthoot Finance Ltd. 144A
7.12%, 02/14/28 1,000 1,018,595
Periama Holdings LLC Reg S
5.95%, 04/19/26 1,175 1,169,992
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 850 783,127
Sammaan Capital Ltd. 144A
9.70%, 07/03/27 500 499,675
Shriram Finance Ltd. 144A
6.62%, 04/22/27 1,100 1,107,930
Vedanta Resources Finance
II Plc 144A
9.25%, 04/23/26 900 890,838
13.88%, 01/21/27 658 663,987
Vedanta Resources Ltd. 144A
6.12%, 08/09/24 1,222 1,219,511
16,056,230

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia : 1.1%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * $ 111 $ 1,068
Cikarang Listrindo Tbk PT
144A
4.95%, 09/14/26 775 758,000
Indika Energy Tbk PT 144A
8.75%, 05/07/29 600 609,829
Japfa Comfeed Indonesia
Tbk PT Reg S
5.38%, 03/23/26 500 484,845
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 750 742,538
Medco Oak Tree Pte Ltd.
144A
7.38%, 05/14/26 475 480,360
Nickel Industries Ltd. 144A
11.25%, 10/21/28 600 658,410
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 572,110
4,307,160
Ireland : 0.4%
C&W Senior Finance Ltd.
144A
6.88%, 09/15/27 1,750 1,710,501
Underline
Israel : 2.6%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,075 1,028,630
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 850 804,490
6.75%, 06/30/30 795 714,383
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 883 878,777
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 3,880 3,677,564
4.10%, 10/01/46 2,298 1,621,206
6.75%, 03/01/28 † 1,450 1,489,769
10,214,819
Kuwait : 0.3%
Kuwait Projects Co. SPC Ltd.
Reg S
4.23%, 10/29/26 600 555,362
4.50%, 02/23/27 750 685,948
1,241,310
Luxembourg : 3.0%
3R Lux SARL 144A
9.75%, 02/05/31 325 345,116
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 331 325,375
Aegea Finance Sarl 144A
6.75% (Term SOFR USD 3
Month+1.85%), 05/20/29 250 245,747
Par
(000’s) Value
Luxembourg (continued)
9.00% (Term SOFR USD 3
Month+1.85%), 01/20/31 † $ 625 $ 659,716
Ambipar Lux Sarl 144A
9.88%, 02/06/31 500 490,871
Cosan Luxembourg SA 144A
7.25%, 06/27/31 400 409,636
7.50%, 06/27/30 325 336,565
CSN Resources SA 144A
4.62%, 06/10/31 625 498,645
5.88%, 04/08/32 † 450 376,381
8.88%, 12/05/30 100 100,826
Energean Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 895 849,965
5.38%, 03/30/28 900 808,639
5.88%, 03/30/31 900 770,766
FORESEA Holding SA 144A
7.50%, 06/15/30 † 200 186,390
FS Luxembourg Sarl 144A
8.88%, 02/12/31 300 294,634
Hidrovias International
Finance SARL 144A
4.95%, 02/08/31 250 206,893
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,076 996,625
Minerva Luxembourg SA
144A
4.38%, 03/18/31 875 736,670
8.88%, 09/13/33 † 550 580,515
Movida Europe SA 144A
7.85%, 04/11/29 † 350 328,543
OHI Group SA 144A
13.00%, 07/22/29 500 504,225
Petrorio Luxembourg
Holding Sarl 144A
6.12%, 06/09/26 400 395,936
Poinsettia Finance Ltd. 144A
6.62%, 06/17/31 164 139,433
Puma International
Financing SA 144A
7.75%, 04/25/29 700 710,188
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 † 325 278,805
11,577,105
Macao : 0.3%
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,100 1,050,676
Underline
Mauritius : 2.5%
Axian Telecom 144A
7.38% (Term SOFR USD 3
Month+1.85%), 02/16/27 525 521,364
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 414 385,433
CA Magnum Holdings 144A

Par
(000’s) Value
Mauritius (continued)
5.38%, 10/31/26 $ 1,425 $ 1,376,400
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 522 493,775
Diamond II Ltd. 144A
7.95%, 07/28/26 575 584,440
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,280 1,196,547
IHS Netherlands Holdco BV
144A
8.00%, 09/18/27 1,375 1,343,114
India Airport Infra 144A
6.25%, 10/25/25 475 476,781
India Clean Energy Holdings
144A
4.50%, 04/18/27 550 517,166
India Green Power Holdings
144A
4.00%, 02/22/27 607 573,135
Liquid Telecommunications
Financing Plc 144A
5.50%, 09/04/26 800 488,792
Network i2i Ltd. 144A
3.98% (US Treasury
Yield Curve Rate T 5
Year+3.39%), 12/31/99 (o) 675 646,460
UPL Corp. Ltd. Reg S
4.50%, 03/08/28 400 359,516
4.62%, 06/16/30 800 678,740
9,641,663
Mexico : 5.4%
Alsea SAB de CV 144A
7.75% (Term SOFR USD 3
Month+1.85%), 12/14/26 725 737,742
Banco Nacional de Comercio
Exterior SNC 144A
2.72% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 08/11/31 700 632,523
Braskem Idesa SAPI 144A
6.99% (Term SOFR USD 3
Month+1.85%), 02/20/32 † 1,750 1,326,351
Cemex SAB de CV 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) 1,475 1,441,157
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 12/31/99 (o) 1,475 1,591,873
CIBanco SA Institution de
Banca Multiple Trust 144A
4.38%, 07/22/31 550 444,098
Electricidad Firme de Mexico
Holdings SA de CV 144A
4.90%, 11/20/26 500 476,886
Grupo Aeromexico SAB de
CV 144A
8.50%, 03/17/27 925 925,186
Grupo KUO SAB De CV 144A
Par
(000’s) Value
Mexico (continued)
5.75%, 07/07/27 $ 625 $ 604,214
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 450 369,120
Nemak SAB de CV 144A
3.62%, 06/28/31 675 538,405
Petroleos Mexicanos
4.50%, 01/23/26 275 262,900
5.35%, 02/12/28 500 453,073
5.50%, 06/27/44 175 107,719
5.62%, 01/23/46 200 122,810
5.95%, 01/28/31 950 784,411
6.35%, 02/12/48 † 425 277,848
6.38%, 01/23/45 300 199,772
6.49%, 01/23/27 400 386,343
6.50%, 03/13/27 1,000 962,371
6.50%, 01/23/29 325 295,900
6.50%, 06/02/41 375 262,161
6.62%, 06/15/35 700 544,021
6.62%, 06/15/38 125 88,564
6.70%, 02/16/32 1,700 1,450,480
6.75%, 09/21/47 1,400 948,620
6.84%, 01/23/30 600 537,499
6.88%, 08/04/26 600 592,080
6.95%, 01/28/60 950 641,467
7.69%, 01/23/50 2,000 1,470,240
8.75%, 06/02/29 500 496,596
10.00%, 02/07/33 † 500 510,025
Total Play
Telecomunicaciones SA de
CV 144A
6.38%, 09/20/28 800 490,617
20,973,072
Mongolia : 0.1%
Golomt Bank 144A
11.00%, 05/20/27 400 401,250
Underline
Morocco : 1.6%
OCP SA 144A
3.75%, 06/23/31 1,125 986,130
4.50%, 10/22/25 750 737,463
5.12%, 06/23/51 1,200 925,683
6.75%, 05/02/34 1,700 1,771,987
6.88%, 04/25/44 875 858,184
7.50%, 05/02/54 1,075 1,112,900
6,392,347
Netherlands : 2.1%
Braskem Netherlands
Finance BV 144A
7.25%, 02/13/33 † 575 553,820
8.50%, 01/12/31 550 569,144
Coruripe Netherlands BV
144A
10.00%, 02/10/27 200 179,531
Embraer Netherlands
Finance BV 144A
7.00%, 07/28/30 500 528,643
Greenko Dutch BV 144A
3.85%, 03/29/26 1,047 1,002,026
Greenko Dutch BV Reg S

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
3.85%, 03/29/26 $ 182 $ 174,265
Petrobras Global Finance BV
5.50%, 06/10/51 346 283,088
6.50%, 07/03/33 † 507 516,685
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,175 1,140,166
5.12%, 05/09/29 † 1,155 1,122,094
7.88%, 09/15/29 700 756,688
8.12%, 09/15/31 † 575 646,335
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 650 660,845
8,133,330
Nigeria : 0.9%
Access Bank Plc 144A
6.12% (Term SOFR USD 3
Month+1.85%), 09/21/26 700 666,750
EBN Finance Co. BV 144A
7.12%, 02/16/26 450 435,831
Fidelity Bank Plc 144A
7.62%, 10/28/26 600 588,000
First Bank of Nigeria Ltd. Via
FBN Finance Co. BV 144A
8.62%, 10/27/25 450 450,877
SEPLAT Energy Plc 144A
7.75%, 04/01/26 900 890,761
United Bank for Africa Plc
144A
6.75%, 11/19/26 500 497,214
3,529,433
Oman : 1.3%
Bank Muscat SAOG Reg S
4.75%, 03/17/26 700 687,843
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 700 695,138
5.50%, 02/14/29 875 872,277
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 700 688,819
OQ SAOC 144A
5.12%, 05/06/28 1,050 1,027,592
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 975 999,158
4,970,827
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 650 493,573
Underline
Panama : 1.1%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 1,979 1,747,754
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 12/31/99 (o) 550 494,744
Par
(000’s) Value
Panama (continued)
Banistmo SA 144A
4.25%, 07/31/27 $ 550 $ 524,621
Empresa de Transmision
Electrica SA 144A
5.12%, 05/02/49 700 522,241
Global Bank Corp. 144A
5.25% (ICE LIBOR USD 3
Month+3.30%), 04/16/29 500 475,708
Multibank, Inc. 144A
7.75%, 02/03/28 450 459,441
4,224,509
Paraguay : 0.2%
Banco Continental SAECA
144A
2.75% (Term SOFR USD 3
Month+1.85%), 12/10/25 400 383,851
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 425 259,227
643,078
Peru : 2.4%
Banco BBVA Peru SA 144A
6.20% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 06/07/34 500 505,343
Banco de Credito del Peru
SA 144A
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.45%), 09/30/31 700 658,342
Banco Internacional del Peru
SAA Interbank 144A
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34 425 453,286
Camposol SA 144A
6.00%, 02/03/27 475 425,444
Cia de Minas Buenaventura
SAA 144A
5.50%, 07/23/26 775 753,874
InRetail Shopping Malls 144A
5.75%, 04/03/28 525 521,838
Intercorp Financial Services,
Inc. 144A
4.12%, 10/19/27 400 377,044
Minsur SA 144A
4.50%, 10/28/31 700 627,208
Peru LNG Srl 144A
5.38%, 03/22/30 1,325 1,167,332
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,425 1,073,956
5.62%, 06/19/47 2,900 1,865,911
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.50%, 08/02/28 525 467,282
Volcan Cia Minera SAA 144A
4.38%, 02/11/26 493 407,083
9,303,943

Par
(000’s) Value
Philippines : 0.1%
Rizal Commercial Banking
Corp. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 12/31/99 (o) $ 400 $ 395,733
Underline
Poland : 0.4%
Canpack SA / Canpack US
LLC 144A
3.12%, 11/01/25 550 530,571
3.88%, 11/15/29 1,150 1,033,254
1,563,825
Saudi Arabia : 0.2%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.88%, 02/26/27 600 597,965
Underline
Singapore : 1.1%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 625 645,711
GLP Pte Ltd. Reg S
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) 1,100 716,663
4.60% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) 400 254,181
Greenko Solar Mauritius Ltd.
144A
5.95%, 07/29/26 700 697,769
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 625 659,100
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 626 634,715
TML Holdings Pte Ltd. Reg S
4.35%, 06/09/26 700 680,995
4,289,134
South Africa : 1.6%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 1,400 1,383,267
8.45%, 08/10/28 775 795,806
Eskom Holdings SOC Ltd.
Reg S
4.31%, 07/23/27 750 706,196
MTN Mauritius Investments
Ltd. 144A
6.50%, 10/13/26 700 703,584
Sasol Financing USA LLC
6.50%, 09/27/28 † 1,100 1,078,063
Transnet SOC Ltd. 144A
8.25%, 02/06/28 1,400 1,422,015
6,088,931
Spain : 0.6%
AES Espana BV 144A
5.70%, 05/04/28 400 384,534
AI Candelaria Spain SA 144A
Par
(000’s) Value
Spain (continued)
5.75% (Term SOFR USD 3
Month+1.85%), 06/15/33 $ 825 $ 673,529
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 700 599,490
International Airport Finance
SA 144A
12.00%, 03/15/33 509 542,494
2,200,047
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 425 432,681
Underline
Thailand : 0.7%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 1,800 1,632,922
Kasikornbank PCL Reg S
3.34% (US Treasury
Yield Curve Rate T 5
Year+1.70%), 10/02/31 1,200 1,131,906
2,764,828
Trinidad and Tobago : 0.7%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 700 732,900
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 485,499
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 475 474,313
Trinidad Generation
Unlimited 144A
5.25%, 11/04/27 850 831,347
2,524,059
Turkey : 7.9%
Akbank TAS 144A
6.80% (Term SOFR USD 3
Month+1.85%), 02/06/26 725 728,082
6.80% (US Treasury
Yield Curve Rate T 5
Year+6.01%), 06/22/31 650 640,984
7.50%, 01/20/30 700 701,705
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38% (Term SOFR USD 3
Month+1.85%), 06/29/28 725 639,041
Arcelik AS Reg S
8.50%, 09/25/28 500 526,847
Aydem Yenilenebilir Enerji
AS 144A
7.75% (Term SOFR USD 3
Month+1.85%), 02/02/27 900 887,945
Eregli Demir ve Celik
Fabrikalari TAS 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
8.38%, 07/23/29 $ 1,000 $ 1,010,500
Ford Otomotiv Sanayi AS
144A
7.12%, 04/25/29 † 700 714,943
Limak Cimento Sanayi ve
Ticaret AS 144A
9.75%, 07/25/29 700 703,500
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 494 458,843
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 800 823,866
Pegasus Hava Tasimaciligi
AS 144A
9.25%, 04/30/26 550 562,877
QNB Finansbank AS Reg S
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33 900 980,498
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 575 593,838
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 800 785,696
8.00%, 01/16/29 600 614,244
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 08/02/34 700 715,701
9.50%, 08/01/26 750 790,607
Turk Ekonomi Bankasi AS
Reg S
9.38% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 01/17/34 500 518,403
Turk Telekomunikasyon AS
144A
7.38%, 05/20/29 700 705,556
Turkcell Iletisim Hizmetleri
AS 144A
5.75%, 10/15/25 675 671,921
5.80%, 04/11/28 675 653,355
Turkiye Garanti Bankasi AS
144A
8.38% (US Treasury
Yield Curve Rate T 5
Year+4.09%), 02/28/34 † 650 653,066
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 1,050 1,026,811
7.50%, 02/06/28 650 655,952
9.00%, 01/28/27 650 680,352
9.38%, 01/31/26 650 676,429
Turkiye Is Bankasi AS 144A
7.75%, 06/12/29 700 708,248
Turkiye Sinai Kalkinma
Bankasi AS 144A
5.88%, 01/14/26 550 545,098
Par
(000’s) Value
Turkey (continued)
9.38%, 10/19/28 $ 400 $ 429,762
Turkiye Sise ve Cam
Fabrikalari AS 144A
6.95%, 03/14/26 500 505,015
Turkiye Vakiflar Bankasi TAO
144A
5.50%, 10/01/26 675 657,453
6.50%, 01/08/26 1,025 1,024,069
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34 850 858,511
9.00%, 10/12/28 1,100 1,162,150
Turkiye Varlik Fonu Yonetimi
AS Reg S
8.25%, 02/14/29 750 770,517
Ulker Biskuvi Sanayi AS 144A
7.88%, 07/08/31 700 714,875
Vestel Elektronik Sanayi ve
Ticaret AS 144A
9.75%, 05/15/29 600 601,271
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 700 701,340
9.25%, 10/16/28 1,075 1,151,559
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34 875 903,239
Ziraat Katilim Varlik Kiralama
AS Reg S
9.38%, 11/12/26 700 743,026
Zorlu Yenilenebilir Enerji AS
144A
9.00%, 06/01/26 94 93,398
30,691,093
Ukraine : 0.8%
Kernel Holding SA 144A
6.75%, 10/27/27 400 307,733
Metinvest BV 144A
7.65%, 10/01/27 500 357,885
7.75%, 10/17/29 700 463,954
NAK Naftogaz Ukraine via
Kondor Finance Plc 144A
7.62%, 11/08/28 650 528,054
NPC Ukrenergo 144A
6.88%, 11/09/28 1,100 603,949
Ukraine Railways Via Rail
Capital Markets Plc Reg S
8.25%, 07/09/26 900 740,250
3,001,825
United Arab Emirates : 1.5%
Alpha Star Holding VII Ltd.
Reg S
7.75%, 04/27/26 700 708,650
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 800 821,941
DP World Salaam Reg S

Par
(000’s) Value
United Arab Emirates (continued)
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.75%), 12/31/99 (o) $ 2,150 $ 2,139,046
MAF Global Securities Ltd.
Reg S
6.38% (US Treasury
Yield Curve Rate T 5
Year+3.54%), 12/31/99 (o) 550 545,800
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 1,500 1,443,401
5,658,838
United Kingdom : 3.8%
Allwyn Entertainment
Financing UK Plc 144A
7.88% (Term SOFR USD 3
Month+1.85%), 04/30/29 950 989,271
Avianca Midco 2 Plc 144A
9.00% (Term SOFR USD 3
Month+1.85%), 12/01/28 525 514,440
9.00%, 12/01/28 † 1,900 1,861,781
Bidvest Group UK Plc 144A
3.62%, 09/23/26 1,125 1,070,082
Endeavour Mining Plc 144A
5.00%, 10/14/26 675 647,218
IHS Holding Ltd. 144A
5.62%, 11/29/26 750 716,086
6.25%, 11/29/28 750 670,944
Sisecam UK Plc 144A
8.25%, 05/02/29 † 950 969,508
8.62%, 05/02/32 1,100 1,122,896
Trident Energy Finance Plc
144A
12.50%, 11/30/29 300 312,412
Tullow Oil Plc 144A
10.25%, 05/15/26 1,960 1,894,190
Ukraine Railways Via Rail
Capital Markets Plc Reg S
7.88%, 07/15/28 400 296,254
Vedanta Resources Finance
II Plc 144A
13.88%, 12/09/28 1,491 1,490,487
WE Soda Investments
Holding Plc 144A
9.38%, 02/14/31 700 722,750
9.50%, 10/06/28 1,350 1,390,130
14,668,449
United States : 4.4%
ABRA Global Finance 144A
11.50%, 03/02/28 650 623,006
Azul Secured Finance LLP
144A
10.88%, 05/28/30 350 267,028
11.93%, 08/28/28 600 578,035
Energuate Trust 144A
5.88%, 05/03/27 500 487,332
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
Par
(000’s) Value
United States (continued)
5.38%, 12/30/30 $ 1,000 $ 834,736
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 † 650 627,813
7.75%, 05/01/27 600 589,918
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 1,100 1,088,584
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 801 770,245
Playtika Holding Corp. 144A
4.25%, 03/15/29 825 733,930
Sasol Financing USA LLC
4.38%, 09/18/26 † 900 862,219
5.50%, 03/18/31 1,275 1,110,120
Sasol Financing USA LLC
144A
8.75%, 05/03/29 † 1,475 1,530,134
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 † 858 772,153
Stillwater Mining Co. 144A
4.00%, 11/16/26 1,000 927,651
4.50%, 11/16/29 750 623,531
Wynn Macau Ltd. 144A
5.12%, 12/15/29 575 526,275
5.50%, 01/15/26 1,475 1,451,331
5.50%, 10/01/27 1,025 979,093
5.62%, 08/26/28 1,975 1,872,110
17,255,244
Uruguay : 0.1%
Arcos Dorados BV 144A
6.12% (Term SOFR USD 3
Month+1.85%), 05/27/29 475 468,830
Underline
Uzbekistan : 0.7%
Ipoteka-Bank ATIB Reg S
5.50%, 11/19/25 400 388,968
National Bank of Uzbekistan
Reg S
4.85%, 10/21/25 400 387,578
Uzauto Motors AJ 144A
4.85%, 05/04/26 400 376,000
Uzbek Industrial and
Construction Bank ATB
144A
8.95%, 07/24/29 700 691,075
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 1,050 893,676
2,737,297
Zambia : 0.6%
First Quantum Minerals Ltd.
144A
6.88%, 10/15/27 2,175 2,140,370
Underline
Total Corporate Bonds
(Cost: $383,485,052) 365,943,686

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000's) Value
GOVERNMENT OBLIGATIONS : 2.7%
Argentina : 2.0%
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 $ 1,250 $ 1,230,532
Provincia de Buenos Aires/
Government Bonds 144A
6.38%, 09/01/37 (s) 8,860 3,944,845
Provincia de Cordoba 144A
6.88%, 02/01/29 (s) 682 530,198
6.99%, 06/01/27 (s) 682 600,337
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) 654 551,715
Provincia de Neuquen 144A
6.75%, 04/27/30 (s) 485 416,769
Provincia del Chubut 144A
7.75%, 07/26/30 (s) 597 549,620
7,824,016
Turkey : 0.6%
Istanbul Metropolitan
Municipality 144A
6.38%, 12/09/25 750 740,860
10.50%, 12/06/28 1,050 1,135,654
10.75%, 04/12/27 475 509,755
2,386,269
Ukraine : 0.1%
State Agency of Roads of
Ukraine 144A
6.25%, 06/24/30 1,000 326,500
Underline
Total Government Obligations
(Cost: $10,634,480) 10,536,785
Total Investments Before Collateral for
Securities Loaned: 97.1%
(Cost: $394,119,532) 376,480,471
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.8%
Money Market Fund: 3.8%
(Cost: $14,826,581)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 14,826,581 14,826,581
Total Investments: 100.9%
(Cost: $408,946,113) 391,307,052
Liabilities in excess of other assets: (0.9)% (3,437,683)
NET ASSETS: 100.0% $ 387,869,369
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar

Footnotes:
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
† Security fully or partially on loan. Total market value of securities on loan is $15,303,856.
^ Zero Coupon Bond
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $264,319,549, or 68.1% of net assets.